29. SELLING EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	$ 2,904	$ 2,132	$ 973
Salaries and social security charges
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	618	482	311
Accrual of defined benefit plans
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	14	13	12
Fees and compensation for services
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	593	496	33
Compensation agreements
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	132	157	74
Property, plant and equipment depreciations
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	56	50	35
Taxes, rates and contributions
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	696	343	95
Communications
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	177	129	59
Penalties
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	266	182	24
Doubtful accounts
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	254	235	27
Transport
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	85	29	0
Other
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	$ 13	$ 16	$ 3